Discounted Future Net Cash Flow (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
MRD [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	$ 5,722,848		$ 4,921,192
Future production costs	(1,587,374)		(1,255,289)
Future development costs	(1,352,945)		(1,060,777)
Future net cash flows for estimated timing of cash flows	2,782,529	[1]	2,605,126	[1]
10% annual discount for estimated timing of cash flows	(1,313,577)		(1,284,531)
Standardized measure of discounted future net cash flows	1,468,952	[2]	1,320,595	[2]	1,386,071
MEMP [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	6,892,150		6,511,776
Future production costs	(2,719,024)		(2,258,554)
Future development costs	(685,858)		(620,944)
Future net cash flows for estimated timing of cash flows	3,487,268	[3]	3,632,278	[3]
10% annual discount for estimated timing of cash flows	(1,879,156)		(2,042,362)
Standardized measure of discounted future net cash flows	$ 1,608,112	[4],[5]	$ 1,589,916	[4],[5]	$ 1,499,414

[1]	We are subject to the Texas Franchise tax which has a maximum effective rate of 0.7% of gross income apportioned to Texas to immateriality we have excluded the impact of this tax. However, had we not been a tax exempt entity future income tax for the years ended December 31, 2013 and 2012 would have been $760,433 and $647,464, respectively.
[2]	Includes $63,422 and $78,518 attributable to both noncontrolling interests and the MRD Segment previous owners for the years ended December 31, 2013 and 2012, respectively.
[3]	MEMP is subject to the Texas Franchise tax which has a maximum effective rate of 0.7% of gross income apportioned to Texas. Due to immateriality we have excluded the impact of this tax. MEMP is organized as a pass-through entity for income tax purposes. Had we not been a tax exempt entity our share of future income tax related to our ownership of MEMP for the years ended December 31, 2013 and 2012 would have been $61,300 and $306,297, respectively.
[4]	Includes $503,021 attributable to the MEMP previous owners for the year ended December 31, 2012.
[5]	MRD Segment's share of the standardized measure of discounted future net cash flows was $142,318 and $554,981 for the years ended December 31, 2013 and 2012, respectively.